Current Equity Investments - Additional Information (Detail) - Investment in Haleon plc	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Glaxo Group Limited
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	2.80%	5.40%
Scottish Limited Partnerships
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	4.60%	4.70%
GSK Scottish Limited Partnership (No.2)
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	0.00%	1.80%
GSK Scottish Limited Partnership (No.3)
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	0.00%	1.00%
ESOP Trusts
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	0.00%	0.60%